13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number: 	028-05406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle Clayman
Title:	      Manager, Chief Investment Officer
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle Clayman 	New York, New York	May 3, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        70

Form 13F Information Table Value Total:  $1470965


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130H105    14653  1628085 SH       SOLE                   580860           1047225
Alberto-Culver Co              COM              013068101    16096   298070 SH       SOLE                   112270            185800
Alltel Corp                    COM              020039103    10288   185195 SH       SOLE                    59280            125915
Altera Corporation             COM              021441100    26076  1192339 SH       SOLE                   496239            696100
American Power Conversion      COM              029066107    22638  1531655 SH       SOLE                   664690            866965
Amgen Inc                      COM              031162100    18903   316740 SH       SOLE                   200680            116060
Apollo Group Inc CL A          COM              037604105     6362   118800 SH       SOLE                    66200             52600
Applied Materials              COM              038222105     8269   152370 SH       SOLE                    84500             67870
BJs Wholesale Club Inc         COM              05548J106    35831   801580 SH       SOLE                   305910            495670
Becton Dickinson               COM              075887109    28195   747488 SH       SOLE                   265498            481990
Bed Bath & Beyond Inc          COM              075896100    11368   336820 SH       SOLE                   201400            135420
BellSouth Corporation          COM              079860102     8472   229854 SH       SOLE                   134804             95050
Black Box Corporation          COM              091826107    24299   501845 SH       SOLE                   187750            314095
CEC Entertainment Inc          COM              125137109    31457   680890 SH       SOLE                   234690            446200
CNF Inc                        COM              12612W104    33966  1029590 SH       SOLE                   383470            646120
Cable Design Tech CP           COM              126924109    13126   983220 SH       SOLE                   315630            667590
Calpine Corporation            COM              131347106    17757  1398155 SH       SOLE                   605635            792520
ChoicePoint Inc                COM              170388102    23464   407360 SH       SOLE                   142560            264800
Cisco Systems Inc              COM              17275R102     4411   260550 SH       SOLE                   143100            117450
Citigroup Inc                  COM              172967101    10679   215644 SH       SOLE                   130962             84682
Costco Wholesale Corp          COM              22160K105    10510   263930 SH       SOLE                   160800            103130
Countrywide Credit Ind Inc     COM              222372104    49197  1099370 SH       SOLE                   474690            624680
Cytec Industries Inc           COM              232820100    23137   760590 SH       SOLE                   274040            486550
DTE Energy Company             COM              233331107    37373   821375 SH       SOLE                   349640            471735
Danaher Corp Del Com           COM              235851102    36758   517569 SH       SOLE                   236429            281140
Dentsply Int'l Inc             COM              249030107    30814   831455 SH       SOLE                   303760            527695
Dow Chemical                   COM              260543103     7674   234545 SH       SOLE                   136584             97961
EMC Corp/Mass                  COM              268648102     3236   271490 SH       SOLE                   139100            132390
Edison International           COM              281020107    16614   991890 SH       SOLE                   366610            625280
Edwards A.G. Inc               COM              281760108    23631   537320 SH       SOLE                   180050            357270
Equifax Inc                    COM              294429105     2849    95300 SH       SOLE                    26300             69000
Fair Isaac & Co Inc            COM              303250104    12534   197730 SH       SOLE                    71290            126440
First Data Corp                COM              319963104    13838   158600 SH       SOLE                    98200             60400
Franklin Resources             COM              354613101    34988   834640 SH       SOLE                   388740            445900
Furniture Brands Intl Inc      COM              360921100    12337   338450 SH       SOLE                   219600            118850
ITT Educational Services Inc   COM              45068B109     8505   189000 SH       SOLE                    71630            117370
Invacare Corp                  COM              461203101    24341   647370 SH       SOLE                   239940            407430
Johnson & Johnson              COM              478160104    13415   206550 SH       SOLE                   122600             83950
Jones Apparel Group Inc        COM              480074103    41709  1193400 SH       SOLE                   511350            682050
Kemet Corp                     COM              488360108    24809  1280820 SH       SOLE                   478190            802630
Kimberly Clark Corp            COM              494368103    11488   177700 SH       SOLE                   108300             69400
Knight-Ridder Inc              COM              499040103    32966   479920 SH       SOLE                   180360            299560
Lehman Bros Hldgs Inc          COM              524908100    26313   407065 SH       SOLE                   145795            261270
Lowes Co                       COM              548661107    41171   946670 SH       SOLE                   449340            497330
MBNA Corp                      COM              55262L100     9477   245700 SH       SOLE                   164600             81100
Manitowoc Company Inc          COM              563571108    19107   483730 SH       SOLE                   191970            291760
Maxim Integrated Products      COM              57772K101    41664   747870 SH       SOLE                   322960            424910
Merrill Lynch & Co Inc         COM              590188108    13252   239300 SH       SOLE                   150300             89000
Microsoft Corp                 COM              594918104     9457   156800 SH       SOLE                    91500             65300
Monaco Coach Corp              COM              60886R103     2354    96860 SH       SOLE                    38800             58060
Omnicare Inc                   COM              681904108    28276  1092177 SH       SOLE                   377427            714750
Omnicom Group Inc              COM              681919106    41926   444130 SH       SOLE                   205210            238920
PepsiCo                        COM              713448108    16790   326025 SH       SOLE                   209100            116925
Phillips Petroleum Co          COM              718507106    13391   213240 SH       SOLE                   132300             80940
Pogo Producing Co              COM              730448107    37809  1192710 SH       SOLE                   467240            725470
Praxair Inc                    COM              74005P104    40437   676202 SH       SOLE                   282070            394132
Protective Life Corp           COM              743674103     4349   139470 SH       SOLE                    59590             79880
Pulte Homes Inc                COM              745867101    35053   732565 SH       SOLE                   280283            452282
Quanta Services Inc            COM              74762E102    12380   716045 SH       SOLE                   258325            457720
Reynolds & Reynolds            COM              761695105     6371   212370 SH       SOLE                    69060            143310
Sanmina-SCI Corp               COM              800907107    13687  1164871 SH       SOLE                   421511            743360
Schering Plough Corp           COM              806605101     6936   221600 SH       SOLE                   132500             89100
Sealed Air Corporation         COM              81211K100    19637   417093 SH       SOLE                   195953            221140
Sprint Corp                    COM              852061100      287    18800 SH       SOLE                     6500             12300
Torchmark Corp                 COM              891027104      838    20800 SH       SOLE                    20800
USA Education Inc              COM              90390U102    54165   553837 SH       SOLE                   249877            303960
Veritas Software Corp          COM              923436109    37895   864591 SH       SOLE                   316111            548480
Vishay Intertechnology Inc     COM              928298108    14294   702750 SH       SOLE                   453700            249050
Waters Corporation             COM              941848103    28821  1030414 SH       SOLE                   435244            595170
Wellpoint Health Netwks-Cl A   COM              94973H108    55795   876308 SH       SOLE                   393458            482850